Equity Financing Transactions Equity Financing Transactions (Narrative Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 28, 2014
Equity Financing Transactions [Line Items]
Proceeds from issuance of ordinary shares				$ 0.0	$ 186.3	$ 0.0
Secondary Public Offering	15,935,828
Shares Issued, Price Per Share							$ 13.00
Noncontrolling Interest Repurchase			20.00%
Net proceeds from issuance of private placements			$ 87.3
Payments for Fees			6.3
Proceeds from Issuance of Debt			210.0		$ 210.0
Repayments of Related Party Debt			$ 215.2
Initial Public Offering [Member]
Equity Financing Transactions [Line Items]
Stock Issued During Period, Shares, New Issues			7,200,000
Proceeds from issuance of ordinary shares			$ 85.9
Payments of Stock Issuance Costs			$ 7.7
Over-allotment [Member]
Equity Financing Transactions [Line Items]
Stock Issued During Period, Shares, New Issues			1,080,000
Proceeds from issuance of ordinary shares			$ 13.1
Payments of Stock Issuance Costs			0.9
Samsung Fine Chemicals Co., Ltd. [Member]
Equity Financing Transactions [Line Items]
Proceeds from Issuance of Private Placement			93.6
Samsung Electronics Co., Ltd. [Member]
Equity Financing Transactions [Line Items]
Proceeds from Issuance of Private Placement			$ 31.5
Secondary Offering [Member]
Equity Financing Transactions [Line Items]
Secondary Public Offering		17,250,000
Ownership Percentage		50.00%